LONG-TERM INVESTMENTS (Details 1) - Allcure Information [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Allcure Information	9.60%	9.60%	20.00%
Impairment	¥ 0	¥ 0